Summary of Revisions to Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jan. 01, 2010
Accounts receivable, net of allowance	$ 203,340	$ 164,317	$ 211,638	$ 193,310	$ 203,740	$ 161,715
Inventories	199,549	174,378		180,004	172,677	185,947	163,492	168,735	202,515	192,623
Prepaid expenses and other current assets	25,092	12,141				19,912	25,746	22,201	31,101	38,441
Deferred income tax assets-current	31,760	33,465	26,361	29,343	28,119	29,027	27,716	27,053	28,394	29,312
Income tax receivable	2,147	1,300	474	4,520	1,405	5,046	3,260	1,804	2,993	2,276
Total current assets	495,898	399,463	447,298	430,404	497,339	451,184	464,098	473,231	510,401	439,564
Property, plant and equipment, net	75,330	71,127				57,556	52,067	47,780	42,587
Deferred income tax assets-noncurrent	6,826	6,138	17,040	19,657	19,798	19,970	31,257	31,921	32,520	34,254
Total assets	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Accounts payable	106,981	81,577		104,585	111,425	77,888	107,959
Accrued liabilities	52,685	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Income tax payable			58		64	300			398	199
Total current liabilities	163,395	133,536	180,595	148,507	195,457	162,741	175,044	183,986	201,326	170,999
Total liabilities	622,073	550,494	610,727	605,174	498,419	466,080	507,408	521,497	567,463	509,252
(Accumulated deficit)/Retained earnings	(53,897)	(48,153)	(55,654)	(66,686)	82,711	68,718	45,128	37,845	27,644	13,586
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity	(23,647)	(51,351)	(58,499)	(69,309)	93,247	79,492	56,382	49,347	39,907	25,564
Total (deficit)/equity	(19,871)	(47,801)	(55,058)	(65,951)	96,486	82,660	59,555	52,478	42,940	28,469	24,859
Total liabilities and (deficit)/equity	602,202	502,693	555,669	539,223	594,905	548,740	566,963	573,975	610,402	537,721
Scenario, Previously Reported [Member]
Accounts receivable, net of allowance			210,654	192,326	202,756	160,731
Inventories				180,815	173,538	186,370	163,880	169,137	202,745	192,898
Prepaid expenses and other current assets							24,752	13,989	23,623	30,662
Deferred income tax assets-current			25,390	28,079	26,793	27,972	26,658	25,823	27,143	28,433
Income tax receivable			648	4,996	1,567	5,017	3,612	2,147	2,666	2,139
Total current assets			445,517	429,443	496,052	449,539	462,786	464,534	501,575	431,044
Property, plant and equipment, net							51,589	47,507	42,475
Deferred income tax assets-noncurrent			17,350	19,917	20,092	20,218	31,903	32,450	32,867	34,354
Total assets			554,198	538,522	593,912	547,343	565,819	565,534	601,811	529,301
Accounts payable				105,981	111,814	78,276	107,971
Accrued liabilities			58,620	39,590	47,080	47,619	59,526	55,849	65,352	78,002
Total current liabilities			179,553	148,919	194,498	161,844	175,291	176,521	193,688	163,810
Total liabilities			609,685	605,586	497,460	465,183	507,655	514,032	559,825	502,063
(Accumulated deficit)/Retained earnings			(56,083)	(67,799)	82,677	68,218	43,737	36,869	26,691	12,355
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity			(58,928)	(70,422)	93,213	78,992	54,991	48,371	38,954	24,333
Total (deficit)/equity			(55,487)	(67,064)	96,452	82,160	58,164	51,502	41,987	27,238
Total liabilities and (deficit)/equity			554,198	538,522	593,912	547,343	565,819	565,534	601,811	529,301
Scenario, Adjustment [Member]
Accounts receivable, net of allowance			984	984	984	984
Inventories				(811)	(861)	(423)	(388)	(402)	(230)	(275)
Prepaid expenses and other current assets							994	8,212	7,478	7,779
Deferred income tax assets-current			971	1,264	1,326	1,055	1,058	1,230	1,251	879
Income tax receivable			(174)	(476)	(162)	29	(352)	(343)	327	137
Total current assets			1,781	961	1,287	1,645	1,312	8,697	8,826	8,520
Property, plant and equipment, net							478	273	112
Deferred income tax assets-noncurrent			(310)	(260)	(294)	(248)	(646)	(529)	(347)	(100)
Total assets			1,471	701	993	1,397	1,144	8,441	8,591	8,420
Accounts payable				(1,396)	(389)	(388)	(12)
Accrued liabilities			984	984	1,284	985	(235)	7,465	7,240	6,990
Income tax payable			58		64	300			398	199
Total current liabilities			1,042	(412)	959	897	(247)	7,465	7,638	7,189
Total liabilities			1,042	(412)	959	897	(247)	7,465	7,638	7,189
(Accumulated deficit)/Retained earnings			429	1,113	34	500	1,391	976	953	1,231
Total Global Brass and Copper Holdings, Inc. stockholder's (deficit)/equity			429	1,113	34	500	1,391	976	953	1,231
Total (deficit)/equity			429	1,113	34	500	1,391	976	953	1,231
Total liabilities and (deficit)/equity			$ 1,471	$ 701	$ 993	$ 1,397	$ 1,144	$ 8,441	$ 8,591	$ 8,420